Income Per Share - Schedule of a Reconciliation of Basic and Diluted Common Shares Outstanding (Details) - shares	3 Months Ended	4 Months Ended
	Sep. 30, 2018	Sep. 30, 2018
Shares issued for IPO underwriting fees		307,465
Successor [Member]
Beginning balance		11,730,425
Change In Shares issued to Backstop Investor		4,829,375
Change In Shares issued for underwriting fees		307,465
Change In Shares issued to NPS/GES		53,690,315
Change In Shares transferred to perm equity		15,005,189
Shares issued to Backstop Investor		16,559,800
Shares issued for IPO underwriting fees		16,867,265
Shares issued to NPS/GES		70,557,580
Shares transferred to perm equity		85,562,769
Ending balance	85,562,769	85,562,769
Weighted average units outstanding		85,562,769
Dilutive common shares	349,946	277,543
Weighted average dilutive units outstanding	85,912,715	85,840,312